Financial risk management - Summary of Undrawn Borrowing Facilities (Detail) - EUR (€) € in Thousands	Sep. 30, 2023	Dec. 31, 2022
Later than one year | Renewed facility
Disclosure of Detailed Information About Undrawn Borrowing Facilities [Line Items]
Expiring beyond one year	€ 77,390	€ 120,790